Significant accounting policies	9 Months Ended
Sep. 30, 2022
Disclosure Of Significant Accounting Policies Text Block Abstract
Significant accounting policies
3	Significant accounting policies

The main accounting policies adopted by the Company in the preparation of the condensed interim financial statements are consistent with those adopted and disclosed in note 3 and in each corresponding note to the financial statements for the year ended December 31, 2021, and, therefore, they should be read together.

3.1	Standards, amendments and interpretation

In the quarter ended September 30, 2022, the new standards effective were assessed and produced no effects on the condensed interim financial statements; additionally, the Company did not early adopt the IFRS issued and not yet effective.